Note 9 - Loss Per Share (Details) - Summary of Basic and Diluted Loss per Common Share - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Summary of Basic and Diluted Loss per Common Share [Abstract]
Net loss attributable to common shareholders’	$ (9,514,709)	$ (7,881,596)
Weighted average common shares – Outstanding	5,784,025	5,244,685
Basic and diluted loss per share	$ (1.64)	$ (1.50)